UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HM Capital Management, LLC
Address: 8235 Forsyth Blvd.
         Suite 540
         Clayton, MO  63105

13F File Number:  028-11951

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew E. Kopsky
Title:
Phone:     314-746-1770

Signature, Place, and Date of Signing:

  /s/ Matthew E. Kopsky     Clayton, MO     February 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $41,020 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CIGNA CORPORATION              COM              125509109      508    12100 SH       SOLE                    12100        0        0
CISCO SYS INC                  COM              17275R102     1068    59063 SH       SOLE                    59063        0        0
EMERSON ELEC CO                COM              291011104      265     5714 SH       SOLE                     5714        0        0
ENERGIZER HLDGS INC            COM              29266R108      769     9925 SH       SOLE                     9925        0        0
EXPRESS SCRIPTS INC            COM              302182100      411     9165 SH       SOLE                     9165        0        0
FRONTIER COMMUNICATIONS CORP   COM              35906A108       60    11612 SH       SOLE                    11612        0        0
GENERAL ELECTRIC CO            COM              369604103      284    15833 SH       SOLE                    15833        0        0
HERSHEY CO                     COM              427866108      259     4200 SH       SOLE                     4200        0        0
ISHARES TR                     S&P 100 IDX FD   464287101     1739    30503 SH       SOLE                    30503        0        0
ISHARES TR                     S&P 500 INDEX    464287200      390     3084 SH       SOLE                     3084        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      483    12729 SH       SOLE                    12729        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457      288     3406 SH       SOLE                     3406        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     1841    37142 SH       SOLE                    37142        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     3358    52900 SH       SOLE                    52900        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     3774    65299 SH       SOLE                    65299        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302      272     4000 SH       SOLE                     4000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      926    16535 SH       SOLE                    16535        0        0
PEPSICO INC                    COM              713448108      226     3404 SH       SOLE                     3404        0        0
PFIZER INC                     COM              717081103      472    21830 SH       SOLE                    21830        0        0
POWERSHARES ETF TR II          S&P500 HGH BET   73937B829      908    48507 SH       SOLE                    48507        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      703    12600 SH       SOLE                    12600        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     7173    57168 SH       SOLE                    57168        0        0
TORTOISE ENERGY INFRSTRCTR C   COM              89147L100      312     7800 SH       SOLE                     7800        0        0
TYSON FOODS INC                CL A             902494103      440    21239 SH       SOLE                    21239        0        0
UNION PAC CORP                 COM              907818108      386     3645 SH       SOLE                     3645        0        0
US BANCORP DEL                 COM NEW          902973304      313    11554 SH       SOLE                    11554        0        0
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413     8841   153903 SH       SOLE                   153903        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     4551    70770 SH       SOLE                    70770        0        0